Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.42%
Communication Services - 2.48%
A.H. Belo Corp., Class A
51,457 $ 72,554
Alaska Communications
Systems Group, Inc.
189,187 378,374
AMC Entertainment
Holdings, Inc., Class A
+ 112,763 531,114
ATN International, Inc.
17,000 852,380
Beasley Broadcast Group,
Inc., Class A
65,000 80,600
Cars.com, Inc.
*+ 55,000 444,400
Consolidated
Communications
Holdings, Inc.
*+ 140,000 796,600
Cumulus Media, Inc.,
Class A
*+ 28,100 150,897
DHI Group, Inc.
* 117,000 264,420
Emerald Holding, Inc.
79,300 161,772
Emmis Communications
Corp., Class A
* 57,200 86,944
Entercom Communications
Corp., Class A
193,680 311,825
Entravision
Communications Corp.,
Class A
162,300 246,696
EW Scripps Co. (The),
Class A
97,100 1,110,824
Fluent, Inc.
* 94,200 233,616
Gannett Co., Inc.
160,163 208,212
Gray Television, Inc.
*+ 188,000 2,588,760
Liberty TripAdvisor
Holdings, Inc., Class A
* 115,000 198,950
Marcus Corp. (The)
47,054 363,727
Meredith Corp.
+ 67,000 879,040
Saga Communications, Inc.,
Class A
13,100 260,428
Salem Media Group, Inc.
+ 4,352 3,985
Scholastic Corp.
43,450 912,016
Townsquare Media, Inc.,
Class A
40,700 189,662
Urban One, Inc.
* 105,000 122,850
11,450,646
Consumer Discretionary - 15.77%
Abercrombie & Fitch Co.,
Class A
+ 120,600 1,679,958
Adient PLC
* 175,000 3,032,750
Adtalem Global Education,
Inc.
* 59,800 1,467,492
AMCON Distributing Co.
1,350 87,197
American Axle &
Manufacturing Holdings,
Inc.
* 134,150 774,045
American Outdoor Brands,
Inc.
* 16,000 208,480
Industry Company Shares Value
Consumer Discretionary (continued)
American Public Education,
Inc.
* 22,700 $ 639,913
Ark Restaurants Corp.
8,500 92,310
Asbury Automotive Group,
Inc.
* 31,000 3,020,950
Barnes & Noble Education,
Inc.
* 74,900 193,242
Bassett Furniture Industries,
Inc.
15,859 216,951
BBX Capital Corp.
38,604 516,908
Beazer Homes USA, Inc.
* 56,500 745,800
Bed Bath & Beyond, Inc.
+ 197,500 2,958,550
Big 5 Sporting Goods
Corp.
+ 30,000 224,400
Big Lots, Inc.
+ 60,300 2,689,380
Biglari Holdings, Inc.,
Class B
* 6,700 596,367
BJ's Restaurants, Inc.
28,000 824,320
Bluegreen Vacations
Corp.
+ 69,800 342,020
Build-A-Bear Workshop,
Inc.
*+ 20,000 50,000
Caleres, Inc.
63,900 610,884
Canterbury Park Holding
Corp.
511 6,224
Carrols Restaurant Group,
Inc.
* 83,000 535,350
Cato Corp. (The), Class A
38,000 297,160
Century Casinos, Inc.
* 72,700 398,396
Century Communities, Inc.
* 50,000 2,116,500
Chico's FAS, Inc.
195,200 189,832
China Automotive Systems,
Inc.
* 45,550 134,828
China XD Plastics Co., Ltd.
* 108,400 123,576
Chuy's Holdings, Inc.
* 25,000 489,500
Citi Trends, Inc.
31,020 774,880
Conn's, Inc.
* 42,600 450,708
Container Store Group, Inc.
(The)
* 68,550 425,695
Cooper Tire & Rubber Co.
75,050 2,379,085
Crown Crafts, Inc.
30,050 169,783
Culp, Inc.
10,000 124,200
Del Taco Restaurants, Inc.
* 60,600 496,920
Delta Apparel, Inc.
* 23,700 337,725
Dillard's, Inc., Class A
+ 33,900 1,238,028
Dixie Group, Inc. (The)
* 23,400 21,037
Escalade, Inc.
10,000 182,900
Ethan Allen Interiors, Inc.
58,600 793,444
Express, Inc.
*+ 160,000 97,600
Fiesta Restaurant Group,
Inc.
* 45,500 426,335
Flanigan's Enterprises, Inc.
* 2,500 44,600
Flexsteel Industries, Inc.
8,500 204,000

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Full House Resorts, Inc.
* 70,000 $ 135,800
GameStop Corp., Class A
* 25,000 255,000
Genesco, Inc.
* 26,500 570,810
G-III Apparel Group, Ltd.
* 72,600 951,786
Golden Entertainment, Inc.
* 47,000 650,010
Good Times Restaurants,
Inc.
* 4,300 6,192
Group 1 Automotive, Inc.
+ 28,250 2,497,018
Guess?, Inc.
+ 103,000 1,196,860
Haverty Furniture Cos., Inc.
34,659 725,759
Hibbett Sports, Inc.
*+ 41,500 1,627,630
Hooker Furniture Corp.
15,900 410,697
Houghton Mifflin Harcourt
Co.
* 123,000 212,790
Hudson, Ltd., Class A
* 179,800 1,366,480
J Alexander's Holdings,
Inc.
* 15,250 79,300
K12, Inc.
* 55,850 1,471,089
Lands' End, Inc.
* 34,900 454,747
Lazydays Holdings, Inc.
* 21,608 273,989
Lifetime Brands, Inc.
37,449 353,893
Live Ventures, Inc.
* 3,200 27,456
M/I Homes, Inc.
* 45,500 2,095,275
MarineMax, Inc.
* 39,400 1,011,398
Meritage Homes Corp.
* 4,700 518,833
Modine Manufacturing Co.
* 81,900 511,875
Motorcar Parts of America,
Inc.
* 20,000 311,200
Movado Group, Inc.
24,100 239,554
New Home Co., Inc. (The)
* 20,000 108,800
ODP Corp. (The)
85,390 1,660,836
P&F Industries, Inc.,
Class A
492 2,130
Playa Hotels & Resorts NV
* 215,300 902,107
Red Robin Gourmet
Burgers, Inc.
*+ 20,000 263,200
Rocky Brands, Inc.
18,850 468,045
Select Interior Concepts,
Inc., Class A
* 40,000 276,000
Shoe Carnival, Inc.
+ 30,600 1,027,548
Signet Jewelers, Ltd.
+ 92,700 1,733,490
Smith & Wesson Brands,
Inc.
+ 64,000 993,280
Sonic Automotive, Inc.,
Class A
+ 71,000 2,851,360
Sportsman's Warehouse
Holdings, Inc.
* 44,400 635,364
Strattec Security Corp.
17,300 344,270
Superior Group of Cos., Inc.
38,500 894,355
Tandy Leather Factory, Inc.
* 14,700 46,893
Tenneco, Inc., Class A
*+ 138,700 962,578
Tilly's, Inc., Class A
36,900 222,507
Industry Company Shares Value
Consumer Discretionary (continued)
TravelCenters of America,
Inc.
* 30,730 $ 600,464
TRI Pointe Group, Inc.
*+ 160,000 2,902,400
Unifi, Inc.
* 45,000 577,800
Unique Fabricating, Inc.
* 29,500 99,415
Vince Holding Corp.
*+ 15,000 81,150
Vista Outdoor, Inc.
* 106,000 2,139,080
VOXX International Corp.
* 52,164 401,141
ZAGG, Inc.
*+ 30,000 84,000
Zumiez, Inc.
* 37,800 1,051,596
72,715,473
Consumer Staples - 4.63%
Alico, Inc.
13,100 374,922
Andersons, Inc. (The)
75,116 1,439,974
B&G Foods, Inc.
+ 74,600 2,071,642
Central Garden & Pet Co.
* 7,000 279,510
Central Garden & Pet Co.,
Class A
* 61,200 2,211,768
Coffee Holding Co., Inc.
* 10,000 34,800
Fresh Del Monte Produce,
Inc.
+ 83,000 1,902,360
Ingles Markets, Inc.,
Class A
35,750 1,359,930
Landec Corp.
* 15,000 145,800
Lifeway Foods, Inc.
* 2,000 10,060
Natural Alternatives
International, Inc.
* 16,800 126,840
Natural Grocers by Vitamin
Cottage, Inc.
25,000 246,500
Nature's Sunshine
Products, Inc.
* 11,000 127,270
Primo Water Corp.
+ 205,000 2,911,000
Rite Aid Corp.
*+ 147,500 1,399,775
S&W Seed Co.
* 10,000 24,800
Seneca Foods Corp.,
Class A
* 19,150 684,229
SpartanNash Co.
63,982 1,046,106
United Natural Foods,
Inc.
*+ 117,000 1,739,790
Village Super Market, Inc.,
Class A
39,400 969,634
Weis Markets, Inc.
46,100 2,212,800
21,319,510
Energy - 9.96%
Adams Resources &
Energy, Inc.
10,600 210,940
Amplify Energy Corp.
+ 141,000 120,231
Antero Resources Corp.
* 430,000 1,182,500
Arch Resources, Inc.
24,300 1,032,264
Archrock, Inc.
206,700 1,112,046

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Ardmore Shipping Corp.
78,700 $ 280,172
Berry Corp.
115,571 366,360
Bonanza Creek Energy,
Inc.
* 39,300 738,840
Bristow Group, Inc.
* 14,200 301,750
Callon Petroleum Co.
*+ 22,005 106,064
Comstock Resources, Inc.
* 418,200 1,831,716
CONSOL Energy, Inc.
* 40,500 179,415
Contango Oil & Gas Co.
*+ 70,000 93,800
Dawson Geophysical Co.
* 46,000 80,960
DHT Holdings, Inc.
317,300 1,637,268
Diamond S Shipping, Inc.
*+ 70,000 480,900
Dorian LPG, Ltd.
* 149,029 1,193,722
Earthstone Energy, Inc.,
Class A
* 147,055 380,872
Epsilon Energy, Ltd.
* 60,000 181,800
Exterran Corp.
* 34,000 141,440
Frontline, Ltd.
+ 420,000 2,730,000
GasLog, Ltd.
101,437 274,894
Goodrich Petroleum Corp.
* 22,000 169,180
Gran Tierra Energy, Inc.
* 324,500 75,381
Green Plains, Inc.
*+ 71,450 1,106,046
Hallador Energy Co.
42,600 27,771
Helix Energy Solutions
Group, Inc.
* 240,500 579,605
International Seaways, Inc.
55,000 803,550
Kosmos Energy, Ltd.
460,151 448,923
Lonestar Resources US,
Inc., Class A
* 67,450 15,547
Matador Resources Co.
* 181,377 1,498,174
Matrix Service Co.
* 52,800 440,880
Montage Resources
Corp.
*+ 75,053 329,483
Murphy Oil Corp.
230,000 2,051,600
Nabors Industries, Ltd.
4,000 97,760
NACCO Industries, Inc.,
Class A
16,450 299,555
National Energy Services
Reunited Corp.
*+ 185,200 1,181,576
Natural Gas Services
Group, Inc.
*+ 30,152 254,784
Navigator Holdings, Ltd.
* 104,100 870,276
Navios Maritime Acquisition
Corp.
42,500 179,775
Newpark Resources, Inc.
* 150,200 157,710
NexTier Oilfield Solutions,
Inc.
* 239,574 443,212
Nine Energy Service, Inc.
* 37,700 42,601
Nordic American Tankers,
Ltd.
+ 168,800 589,112
Northern Oil and Gas,
Inc.
*+ 52,629 302,091
Industry Company Shares Value
Energy (continued)
Oceaneering International,
Inc.
* 130,600 $ 459,712
Oil States International,
Inc.
* 98,400 268,632
Overseas Shipholding
Group, Inc., Class A
* 215,916 462,060
Par Pacific Holdings, Inc.
* 92,000 622,840
Patterson-UTI Energy, Inc.
+ 265,000 755,250
PBF Energy, Inc., Class A
+ 167,000 950,230
Penn Virginia Corp.
*+ 26,000 256,100
PrimeEnergy Resources
Corp.
* 2,000 132,400
Profire Energy, Inc.
* 100,000 73,980
ProPetro Holding Corp.
* 139,810 567,629
QEP Resources, Inc.
324,000 292,507
Ranger Energy Services,
Inc.
* 23,500 61,335
Renewable Energy Group,
Inc.
* 69,219 3,697,679
REX American Resources
Corp.
* 7,850 515,039
Scorpio Tankers, Inc.
+ 98,690 1,092,498
SEACOR Holdings, Inc.
* 36,200 1,052,696
Select Energy Services,
Inc., Class A
* 149,000 572,160
SFL Corp., Ltd.
+ 173,500 1,299,515
Smart Sand, Inc.
*+ 75,000 98,250
Solaris Oilfield
Infrastructure, Inc.,
Class A
60,300 382,302
Southwestern Energy Co.
* 985,000 2,314,750
Talos Energy, Inc.
*+ 72,100 465,045
Teekay Corp.
*+ 170,000 379,100
Teekay Tankers, Ltd.,
Class A
*+ 59,500 644,980
TETRA Technologies, Inc.
* 425,000 217,090
US Silica Holdings, Inc.
+ 129,500 388,500
VAALCO Energy, Inc.
* 134,900 134,900
World Fuel Services Corp.
53,256 1,128,495
45,908,220
Financials - 30.40%
1347 Property Insurance
Holdings, Inc.
* 17,500 67,375
1st Constitution Bancorp
12,250 145,775
1st Source Corp.
30,500 940,620
ACNB Corp.
6,600 137,280
Allegiance Bancshares, Inc.
31,131 727,531
Amalgamated Bank,
Class A
34,800 368,184
A-Mark Precious Metals,
Inc.
11,500 387,780
Amerant Bancorp, Inc.
* 85,000 791,350

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
American National
Bankshares, Inc.
13,500 $ 282,420
American River Bankshares
16,244 161,790
AmeriServ Financial, Inc.
66,000 185,460
Argo Group International
Holdings, Ltd.
39,094 1,346,006
Arlington Asset Investment
Corp., Class A
72,600 206,184
Associated Capital Group,
Inc., Class A
25,000 903,250
Atlantic Capital Bancshares,
Inc.
* 36,133 410,110
Axos Financial, Inc.
* 94,000 2,191,140
Banc of California, Inc.
103,500 1,047,420
Banco Latinoamericano de
Comercio Exterior SA,
Class E
59,688 725,209
Bancorp 34, Inc.
9,300 89,838
Bank of Commerce
Holdings
54,800 381,956
Bank of NT Butterfield &
Son, Ltd. (The)
75,000 1,671,000
Bank of Princeton (The)
12,500 227,125
Bank7 Corp.
23,100 217,140
BankFinancial Corp.
29,000 209,380
Bar Harbor Bankshares
30,541 627,618
BCB Bancorp, Inc.
25,900 207,200
Berkshire Hills Bancorp, Inc.
68,810 695,669
Blue Capital Reinsurance
Holdings, Ltd.
+ 12,700 4,127
Boston Private Financial
Holdings, Inc.
105,800 584,016
Bridge Bancorp, Inc.
30,000 522,900
Brookline Bancorp, Inc.
105,000 907,725
Bryn Mawr Bank Corp.
30,000 746,100
Business First Bancshares,
Inc.
30,000 450,000
Byline Bancorp, Inc.
61,000 688,080
C&F Financial Corp.
7,400 219,780
Cadence BanCorp
+ 183,000 1,571,970
Calamos Asset
Management, Escrow
*
∆
69,700 —
Cambridge Bancorp
580 30,833
Capital City Bank Group,
Inc.
24,250 455,658
Carter Bank & Trust
55,000 365,750
CB Financial Services, Inc.
13,500 257,580
CBTX, Inc.
1,100 17,974
Central Pacific Financial
Corp.
30,000 407,100
Central Valley Community
Bancorp
26,900 332,215
Century Bancorp, Inc.,
Class A
2,000 131,480
Chemung Financial Corp.
11,593 334,690
Industry Company Shares Value
Financials (continued)
Citizens Community
Bancorp, Inc.
27,000 $ 186,030
Citizens Holding Co.
+ 3,400 76,228
Citizens, Inc.
*+ 64,500 357,330
Civista Bancshares, Inc.
19,821 248,159
CNB Financial Corp.
14,500 215,615
Codorus Valley Bancorp,
Inc.
22,971 300,920
Colony Bankcorp, Inc.
1,500 16,125
Community Bankers Trust
Corp.
25,000 127,000
Community Financial Corp.
(The)
5,840 124,684
Community Trust Bancorp,
Inc.
26,400 746,064
Community West
Bancshares
11,000 88,330
ConnectOne Bancorp, Inc.
35,000 492,450
Consumer Portfolio
Services, Inc.
* 57,000 188,100
Cortland Bancorp
+ 10,000 146,500
County Bancorp, Inc.
15,700 295,160
Cowen, Inc., Class A
38,800 631,276
Curo Group Holdings Corp.
25,000 176,250
Customers Bancorp, Inc.
* 49,000 548,800
Dime Community
Bancshares, Inc.
40,000 452,400
Donegal Group, Inc.,
Class A
60,100 845,607
Donnelley Financial
Solutions, Inc.
* 48,900 653,304
Eagle Bancorp Montana,
Inc.
11,900 209,678
Eagle Bancorp, Inc.
37,500 1,004,625
Elevate Credit, Inc.
* 90,000 231,300
Emclaire Financial Corp.
+ 700 17,500
Employers Holdings, Inc.
60,300 1,824,075
Encore Capital Group,
Inc.
*+ 60,100 2,319,259
Enova International, Inc.
* 69,900 1,145,661
Enterprise Bancorp, Inc.
14,275 300,061
Enterprise Financial
Services Corp.
40,500 1,104,435
Equity Bancshares, Inc.,
Class A
* 47,800 740,900
Esquire Financial Holdings,
Inc.
* 11,500 172,500
ESSA Bancorp, Inc.
22,300 274,959
Evans Bancorp, Inc.
9,000 200,250
EZCORP, Inc., Class A
*+ 112,200 564,366
Farmers National Banc
Corp.
20,000 218,400
Fauquier Bankshares, Inc.
2,500 37,675
FBL Financial Group, Inc.,
Class A
44,766 2,157,721

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Federal Agricultural
Mortgage Corp., Class C
8,800 $ 560,208
FedNat Holding Co.
37,700 238,264
Financial Institutions, Inc.
46,300 713,020
First BanCorp Puerto Rico
267,000 1,393,740
First Bancorp/Southern
Pines NC
1,000 20,930
First Bank
21,622 134,056
First Busey Corp.
66,500 1,056,685
First Business Financial
Services, Inc.
13,900 198,631
First Choice Bancorp
31,707 421,386
First Commonwealth
Financial Corp.
145,000 1,122,300
First Community
Bankshares, Inc.
22,000 397,100
First Financial Corp.
17,495 549,343
First Financial Northwest,
Inc.
20,700 188,784
First Foundation, Inc.
58,900 769,823
First Guaranty Bancshares,
Inc.
10,175 123,219
First Internet Bancorp
13,800 203,274
First Merchants Corp.
67,900 1,572,564
First Mid Bancshares, Inc.
19,000 474,050
First Midwest Bancorp, Inc.
145,000 1,563,100
First National Corp.
9,500 134,140
First of Long Island Corp.
(The)
31,000 459,110
First United Corp.
14,425 168,917
First US Bancshares, Inc.
5,000 33,150
Flushing Financial Corp.
46,641 490,663
FNCB Bancorp, Inc.
10,000 53,200
Franklin Financial Services
Corp.
6,000 128,280
FS Bancorp, Inc.
3,150 129,150
Genworth Financial, Inc.,
Class A
* 750,000 2,512,500
Global Indemnity Group,
LLC, Class A
26,843 558,066
Great Elm Capital Corp.
+ 48,694 163,612
Great Southern Bancorp,
Inc.
22,300 807,706
Great Western Bancorp,
Inc.
85,804 1,068,260
Guaranty Federal
Bancshares, Inc.
+ 500 6,930
Hallmark Financial
Services, Inc.
* 27,000 70,740
Hanmi Financial Corp.
54,000 443,340
Hawthorn Bancshares, Inc.
13,498 255,652
Heartland Financial USA,
Inc.
54,350 1,630,228
Hennessy Advisors, Inc.
+ 6,000 49,740
Heritage Commerce Corp.
75,000 499,125
Industry Company Shares Value
Financials (continued)
Heritage Financial Corp.
53,600 $ 985,704
Heritage Insurance
Holdings, Inc.
39,600 400,752
Hilltop Holdings, Inc.
71,600 1,473,528
HMN Financial, Inc.
* 2,000 26,520
Home Bancorp, Inc.
21,097 509,493
HomeStreet, Inc.
46,500 1,197,840
Hope Bancorp, Inc.
161,500 1,224,978
Horace Mann Educators
Corp.
61,550 2,055,770
Horizon Bancorp, Inc.
87,542 883,299
Howard Bancorp, Inc.
* 50,800 456,184
Impac Mortgage Holdings,
Inc.
* 3,000 3,810
Independent Bank Corp.
25,500 320,535
Independent Bank Group,
Inc.
76,100 3,362,098
Investar Holding Corp.
16,000 205,120
James River Group
Holdings, Ltd.
54,300 2,417,979
Kingstone Cos., Inc.
24,000 141,360
Lakeland Bancorp, Inc.
79,740 793,413
Landmark Bancorp, Inc.
2,551 54,464
LCNB Corp.
12,700 173,355
Limestone Bancorp, Inc.
* 11,000 115,720
Luther Burbank Corp.
75,600 631,260
Mackinac Financial Corp.
28,400 274,060
Malvern Bancorp, Inc.
*+ 8,700 102,660
Manning & Napier, Inc.
116,000 495,320
Marlin Business Services
Corp.
21,875 154,219
Merchants Bancorp
34,100 672,111
Meridian Bancorp, Inc.
10,000 103,500
Meridian Corp.
18,000 290,340
Meta Financial Group, Inc.
66,434 1,276,861
Metropolitan Bank Holding
Corp.
* 16,700 467,600
Middlefield Banc Corp.
13,300 256,690
Midland States Bancorp,
Inc.
37,117 476,953
MidWestOne Financial
Group, Inc.
24,100 430,667
MMA Capital Holdings, Inc.
* 5,000 112,550
Mr Cooper Group, Inc.
* 174,703 3,899,371
MVB Financial Corp.
600 9,582
National Security Group,
Inc. (The)
200 2,302
National Western Life
Group, Inc., Class A
6,150 1,124,035
Nicholas Financial, Inc.
* 19,400 141,038
NMI Holdings, Inc., Class A
* 105,000 1,869,000
Northeast Bank
22,300 410,320
Northfield Bancorp, Inc.
75,000 684,000
Northrim BanCorp, Inc.
9,573 244,016

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
OceanFirst Financial Corp.
75,996 $ 1,040,385
Ocwen Financial Corp.
* 14,760 311,731
OFG Bancorp
91,000 1,133,860
Old Point Financial Corp.
5,100 77,265
Old Second Bancorp, Inc.
41,500 311,043
OP Bancorp
28,000 160,160
Oppenheimer Holdings,
Inc., Class A
29,319 654,400
Orrstown Financial
Services, Inc.
13,500 172,800
Pacific Mercantile Bancorp
* 55,300 205,716
Pacific Premier Bancorp,
Inc.
124,800 2,513,472
Parke Bancorp, Inc.
32,059 382,784
PCB Bancorp
36,300 319,077
Peapack-Gladstone
Financial Corp.
22,968 347,965
Penns Woods Bancorp, Inc.
1,500 29,775
PennyMac Financial
Services, Inc.
10,000 581,200
Peoples Bancorp of North
Carolina, Inc.
12,880 198,738
Peoples Bancorp, Inc.
38,350 732,102
Peoples Financial Services
Corp.
9,700 337,172
Piper Sandler Cos.
16,100 1,175,300
Preferred Bank/Los Angeles
CA
19,400 623,128
Premier Financial Bancorp,
Inc.
49,240 531,792
ProAssurance Corp.
79,000 1,235,560
Protective Insurance Corp.,
Class B
35,100 460,863
Provident Bancorp, Inc.
28,000 218,120
Provident Financial
Holdings, Inc.
44,710 532,049
Provident Financial
Services, Inc.
112,625 1,374,025
Prudential Bancorp, Inc.
2,457 25,897
QCR Holdings, Inc.
27,600 756,516
RBB Bancorp
39,500 447,930
Regional Management
Corp.
* 29,100 484,806
Reliant Bancorp, Inc.
25,775 373,738
Renasant Corp.
55,000 1,249,600
Republic Bancorp, Inc.,
Class A
31,200 878,592
Riverview Bancorp, Inc.
62,478 259,284
Salisbury Bancorp, Inc.
1,683 53,200
Sandy Spring Bancorp, Inc.
51,300 1,184,004
SB Financial Group, Inc.
25,218 340,191
Security National Financial
Corp., Class A
* 17,033 109,011
Select Bancorp, Inc.
* 18,500 133,015
Severn Bancorp, Inc.
30,000 194,700
Industry Company Shares Value
Financials (continued)
Shore Bancshares, Inc.
17,800 $ 195,444
Sierra Bancorp
27,000 453,330
SmartFinancial, Inc.
20,500 278,595
Sound Financial Bancorp,
Inc.
+ 2,000 58,600
Southern Missouri Bancorp,
Inc.
14,300 337,194
Southern National Bancorp
of Virginia, Inc.
41,900 363,692
Spirit of Texas Bancshares,
Inc.
* 21,000 234,360
Standard AVB Financial
Corp.
18,000 587,700
Sterling Bancorp, Inc.
81,000 243,810
Stewart Information
Services Corp.
44,900 1,963,477
StoneX Group, Inc.
* 41,200 2,107,792
Summit Financial Group,
Inc.
19,100 282,871
Summit State Bank
16,250 181,187
SuRo Capital Corp.
+ 32,700 354,468
SWK Holdings Corp.
* 1,000 14,000
Territorial Bancorp, Inc.
15,000 303,450
Third Point Reinsurance,
Ltd.
* 146,000 1,014,700
Timberland Bancorp, Inc.
5,425 97,650
Tiptree, Inc.
81,700 404,415
TriCo Bancshares
15,000 367,350
TriState Capital Holdings,
Inc.
* 45,000 595,800
Triumph Bancorp, Inc.
* 25,000 778,500
United Bancorp, Inc.
+ 1,000 12,560
United Fire Group, Inc.
44,500 904,240
United Insurance Holdings
Corp.
54,700 331,482
Unity Bancorp, Inc.
28,700 332,346
Universal Insurance
Holdings, Inc.
58,695 812,339
Univest Financial Corp.
47,000 675,390
Veritex Holdings, Inc.
93,000 1,583,790
Waddell & Reed Financial,
Inc., Class A
+ 125,700 1,866,645
Walker & Dunlop, Inc.
52,275 2,770,575
Watford Holdings, Ltd.
* 40,000 917,600
Western New England
Bancorp, Inc.
51,465 289,748
World Acceptance Corp.
*+ 10,900 1,150,495
140,129,409
Health Care - 3.03%
Assertio Holdings, Inc.
* 200 133
Brookdale Senior Living,
Inc.
* 305,500 775,970

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
CynergisTek, Inc.
* 40,000 $ 62,800
Five Star Senior Living,
Inc.
* 18,500 93,795
FONAR Corp.
* 12,500 261,000
Kewaunee Scientific Corp.
2,500 22,350
Lannett Co., Inc.
*+ 61,400 375,154
Lexicon Pharmaceuticals,
Inc.
*+ 143,392 206,484
Magellan Health, Inc.
* 41,700 3,160,026
Mallinckrodt PLC
*+ 115,000 111,930
National HealthCare Corp.
10,419 649,208
Opiant Pharmaceuticals,
Inc.
* 10,000 74,800
Owens & Minor, Inc.
110,000 2,762,100
Prestige Consumer
Healthcare, Inc.
* 26,000 946,920
Surgery Partners, Inc.
*+ 115,000 2,518,500
Tivity Health, Inc.
* 80,000 1,121,600
Triple-S Management Corp.,
Class B
* 44,967 803,560
13,946,330
Industrials - 19.44%
AAR Corp.
60,500 1,137,400
Acacia Research Corp.
* 79,500 275,865
ACCO Brands Corp.
178,800 1,037,040
Acme United Corp.
9,300 214,161
Aegion Corp.
* 47,000 664,110
AeroCentury Corp.
*+ 4,300 8,557
Air T, Inc.
* 4,050 39,083
Allegiant Travel Co.
+ 24,500 2,935,100
Apogee Enterprises, Inc.
25,000 534,250
ARC Document Solutions,
Inc.
98,700 88,830
ArcBest Corp.
45,400 1,410,124
Art's-Way Manufacturing
Co., Inc.
* 15,000 34,650
Atlas Air Worldwide
Holdings, Inc.
* 49,400 3,008,460
Avis Budget Group, Inc.
* 113,000 2,974,160
BG Staffing, Inc.
9,600 81,312
BMC Stock Holdings, Inc.
* 75,200 3,220,816
BrightView Holdings, Inc.
* 125,000 1,425,000
Caesarstone, Ltd.
71,400 699,720
CAI International, Inc.
44,500 1,225,085
Chicago Rivet & Machine
Co.
1,000 21,600
CIRCOR International, Inc.
* 30,000 820,500
Commercial Vehicle Group,
Inc.
* 53,600 350,008
CompX International, Inc.
1,500 22,425
Industry Company Shares Value
Industrials (continued)
Concrete Pumping
Holdings, Inc.
* 66,000 $ 235,620
Cornerstone Building
Brands, Inc.
* 334,500 2,669,310
Costamare, Inc.
287,600 1,745,732
Covenant Logistics Group,
Inc.
* 24,250 424,133
DLH Holdings Corp.
* 52,500 380,625
DXP Enterprises, Inc.
* 25,000 403,250
Eagle Bulk Shipping, Inc.
*+ 16,242 265,882
Eastern Co. (The)
12,404 242,126
Echo Global Logistics, Inc.
* 39,000 1,005,030
EnPro Industries, Inc.
30,600 1,726,146
Fortress Transportation and
Infrastructure Investors,
LLC
+ 137,000 2,346,810
Foundation Building
Materials, Inc.
* 77,300 1,215,156
Genco Shipping & Trading,
Ltd.
97,300 671,370
General Finance Corp.
* 50,000 316,500
GMS, Inc.
* 74,000 1,783,400
Goldfield Corp. (The)
* 114,000 482,220
GP Strategies Corp.
* 37,500 361,500
Greenbrier Cos., Inc. (The)
62,400 1,834,560
H&E Equipment Services,
Inc.
42,000 825,720
Hawaiian Holdings, Inc.
+ 53,600 690,904
HC2 Holdings, Inc.
*+ 64,400 155,848
Heidrick & Struggles
International, Inc.
35,000 687,750
Herc Holdings, Inc.
* 44,000 1,742,840
Hub Group, Inc., Class A
* 48,000 2,409,360
Hudson Technologies,
Inc.
*+ 45,000 51,750
Hyster-Yale Materials
Handling, Inc.
15,000 557,250
Interface, Inc.
103,500 633,420
Kelly Services, Inc., Class A
66,400 1,131,456
Knoll, Inc.
99,000 1,193,940
L B Foster Co., Class A
* 29,600 397,232
Limbach Holdings, Inc.
* 7,000 74,900
LS Starrett Co. (The),
Class A
* 9,400 27,730
LSI Industries, Inc.
50,000 337,500
Lydall, Inc.
* 30,000 496,200
Manitowoc Co., Inc. (The)
* 40,000 336,400
Marten Transport, Ltd.
81,114 1,323,780
Matson, Inc.
29,890 1,198,290
Matthews International
Corp., Class A
39,700 887,692
Maxar Technologies, Inc.
104,500 2,606,230
Mesa Air Group, Inc.
* 92,500 272,875

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Miller Industries, Inc.
15,000 $ 458,550
Mistras Group, Inc.
* 59,800 233,818
Morgan Group Holding
Co.
*+ 558 3,448
MRC Global, Inc.
* 103,900 444,692
MYR Group, Inc.
* 30,700 1,141,426
Navios Maritime Holdings,
Inc.
* 40,000 70,400
NL Industries, Inc.
67,100 285,175
NN, Inc.
72,000 371,520
Northwest Pipe Co.
* 30,500 807,030
NOW, Inc.
* 167,700 761,358
Orion Group Holdings, Inc.
* 82,672 227,348
PAM Transportation
Services, Inc.
* 10,000 376,000
Pangaea Logistics
Solutions, Ltd.
13,800 35,742
Park-Ohio Holdings Corp.
26,500 425,855
Patrick Industries, Inc.
+ 25,000 1,438,000
Patriot Transportation
Holding, Inc.
7,500 65,850
Perma-Pipe International
Holdings, Inc.
* 15,000 84,750
Powell Industries, Inc.
20,000 482,600
Preformed Line Products
Co.
4,600 224,112
Primoris Services Corp.
78,500 1,416,140
Quad/Graphics, Inc.
70,300 213,009
Quanex Building Products
Corp.
42,000 774,480
REV Group, Inc.
147,500 1,163,775
Rush Enterprises, Inc.,
Class A
42,700 2,158,058
Rush Enterprises, Inc.,
Class B
12,700 562,610
Safe Bulkers, Inc.
* 225,200 231,956
Scorpio Bulkers, Inc.
+ 20,020 283,483
Servotronics, Inc.
*+ 1,000 7,790
Steelcase, Inc., Class A
190,000 1,920,900
Sterling Construction Co.,
Inc.
* 64,800 917,568
Team, Inc.
* 51,000 280,500
Terex Corp.
80,000 1,548,800
Textainer Group Holdings,
Ltd.
* 125,400 1,775,664
Titan Machinery, Inc.
* 32,000 423,360
TrueBlue, Inc.
* 85,250 1,320,523
Tutor Perini Corp.
* 97,200 1,081,836
Universal Logistics
Holdings, Inc.
40,100 836,486
US Xpress Enterprises, Inc.,
Class A
* 80,000 660,800
USA Truck, Inc.
* 26,800 253,260
Veritiv Corp.
* 28,433 359,962
Industry Company Shares Value
Industrials (continued)
Viad Corp.
24,500 $ 510,335
VSE Corp.
11,560 354,198
Wabash National Corp.
85,500 1,022,580
WESCO International, Inc.
* 66,000 2,905,320
Willis Lease Finance Corp.
* 17,634 325,347
89,623,107
Information Technology - 5.46%
Alpha & Omega
Semiconductor, Ltd.
* 36,905 473,122
Amtech Systems, Inc.
* 38,300 187,287
Avaya Holdings Corp.
*+ 145,300 2,208,560
Aviat Networks, Inc.
* 13,800 303,048
Bel Fuse, Inc., Class B
4,213 44,995
Benchmark Electronics, Inc.
70,100 1,412,515
BK Technologies Corp.
6,973 20,361
Communications Systems,
Inc.
15,000 57,450
Computer Task Group, Inc.
* 5,000 24,850
Comtech
Telecommunications
Corp.
55,985 783,790
CSP, Inc.
5,150 44,444
Eastman Kodak Co.
*+ 55,000 485,100
GTT Communications,
Inc.
*+ 75,000 387,000
Information Services Group,
Inc.
* 63,600 134,196
Innodata, Inc.
* 43,000 132,870
Key Tronic Corp.
* 10,300 101,455
Kimball Electronics, Inc.
* 51,100 590,716
Mind CTI, Ltd.
500 1,160
NeoPhotonics Corp.
* 71,000 432,390
NetScout Systems, Inc.
* 95,000 2,073,850
NetSol Technologies, Inc.
* 15,700 46,001
Perceptron, Inc.
* 13,500 91,800
Photronics, Inc.
* 118,670 1,181,953
Ribbon Communications,
Inc.
* 230,800 893,196
Sanmina Corp.
* 80,400 2,174,820
ScanSource, Inc.
* 46,900 930,027
StarTek, Inc.
* 61,500 322,875
Super Micro Computer, Inc.
* 93,000 2,455,200
Support.com, Inc.
45,000 81,000
Synacor, Inc.
* 85,400 128,954
Synaptics, Inc.
*+ 13,100 1,053,502
Trio-Tech International
* 13,000 44,460
TSR, Inc.
* 1,385 6,870
TTM Technologies, Inc.
* 194,902 2,223,832
Ultra Clean Holdings, Inc.
* 50,800 1,090,168
VirnetX Holding Corp.
+ 175,000 922,250

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Wayside Technology Group,
Inc.
15,700 $ 361,885
Xperi Holding Corp.
108,000 1,240,920
25,148,872
Materials - 6.93%
Advanced Emissions
Solutions, Inc.
+ 52,500 213,150
AdvanSix, Inc.
* 42,900 552,552
AgroFresh Solutions, Inc.
* 86,100 209,223
Ampco-Pittsburgh Corp.
* 13,000 42,770
Boise Cascade Co.
51,900 2,071,848
Caledonia Mining Corp.
PLC
7,000 118,930
Carpenter Technology Corp.
68,000 1,234,880
Century Aluminum Co.
* 150,000 1,068,000
Clearwater Paper Corp.
*+ 33,000 1,252,020
Contura Energy, Inc.
*+ 15,969 116,893
Core Molding Technologies,
Inc.
* 17,000 150,620
Domtar Corp.
68,800 1,807,376
Friedman Industries, Inc.
32,900 190,820
FutureFuel Corp.
62,000 704,940
Gulf Resources, Inc.
*+ 3,630 19,602
Haynes International, Inc.
20,000 341,800
Intrepid Potash, Inc.
* 20,500 173,020
Kaiser Aluminum Corp.
23,900 1,280,801
Koppers Holdings, Inc.
* 51,000 1,066,410
Kraton Corp.
* 44,277 789,016
LSB Industries, Inc.
* 47,600 77,112
Mercer International, Inc.
104,950 692,670
Minerals Technologies, Inc.
44,500 2,273,950
O-I Glass, Inc.
87,000 921,330
Olympic Steel, Inc.
18,500 210,160
PH Glatfelter Co.
82,000 1,129,140
PQ Group Holdings, Inc.
* 205,850 2,112,021
Ramaco Resources, Inc.
* 69,900 244,650
Rayonier Advanced
Materials, Inc.
* 100,000 320,000
Resolute Forest Products,
Inc.
* 117,500 526,400
Ryerson Holding Corp.
* 105,700 605,661
Schnitzer Steel Industries,
Inc., Class A
57,300 1,101,879
SunCoke Energy, Inc.
146,700 501,714
Synalloy Corp.
*+ 5,473 30,211
TimkenSteel Corp.
* 49,500 175,725
Trecora Resources
* 34,002 208,772
Tredegar Corp.
47,600 707,812
Trinseo SA
42,000 1,076,880
Tronox Holdings PLC,
Class A
175,000 1,377,250
Industry Company Shares Value
Materials (continued)
United States Steel Corp.
+ 200,000 $ 1,468,000
Universal Stainless & Alloy
Products, Inc.
* 15,250 83,723
US Concrete, Inc.
* 19,700 572,088
Verso Corp., Class A
64,001 504,968
Warrior Met Coal, Inc.
96,000 1,639,680
31,966,467
Real Estate - 1.32%
Altisource Portfolio
Solutions SA
* 24,000 304,080
CTO Realty Growth, Inc.
8,000 352,800
Forestar Group, Inc.
* 1 17
Newmark Group, Inc.,
Class A
447,000 1,931,040
RE/MAX Holdings, Inc.,
Class A
28,000 916,440
Realogy Holdings Corp.
220,718 2,083,578
RMR Group, Inc. (The),
Class A
18,000 494,460
6,082,415
TOTAL COMMON STOCKS - 99.42% 458,290,449
(Cost $471,414,916)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%
***+ 529 11,109
TOTAL PREFERRED STOCK - 0.00% 11,109
(Cost $11,003)
.
Rights - 0.00%
Newstar Financial, Inc.,
CVR
*
∆
105,100 5,255
TOTAL RIGHTS - 0.00% 5,255
(Cost $8,950)
.
Warrants - 0.00%
Air T Funding, expiring
06/07/20
* 27,864 753
Eagle Bulk Shipping, Inc.,
expiring 10/15/21
* 8,501 100
TOTAL WARRANTS - 0.00% 853
(Cost $73,557)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.34%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 1,556,130
$ 1,556,130
TOTAL MONEY MARKET FUND - 0.34% 1,556,130
(Cost $1,556,130)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 4.05%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01%
18,684,404
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 4.05% 18,684,404
(Cost $18,684,404)
TOTAL INVESTMENTS - 103.81% $ 478,548,200
(Cost $491,748,960)
Liabilities in Excess of Other Assets - (3.81%) (17,580,492)
NET ASSETS - 100.00% $ 460,967,708
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2020.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$51,816,808 as of September 30, 2020.
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Industrials $ 89,619,659 $ 3,448 $ – $ 89,623,107
Financials 140,039,571 89,838 0 140,129,409
Other
Industries (a) 228,537,933 – – 228,537,933
Total Common
Stocks 458,197,163 93,286 0 458,290,449
Preferred Stock – 11,109 – 11,109
Rights – – 5,255 5,255
Warrants 853 – – 853
Money Market
Fund – 1,556,130 – 1,556,130
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 18,684,404 – 18,684,404
TOTAL
$458,198,016 $20,344,929 $5,255 $478,548,200
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2020 $ 5,255
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2020 $ 5,255
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2020 $ –